Shareholder Report, Average Annual Return (Details)	12 Months Ended	55 Months Ended
	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000222751
Average Annual Return [Line Items]
Average Annual Return, Percent	6.73%	2.74%
Without Sales Load [Member] | C000222752
Average Annual Return [Line Items]
Average Annual Return, Percent	6.82%	2.84%
Without Sales Load [Member] | C000222750
Average Annual Return [Line Items]
Average Annual Return, Percent	6.91%	2.95%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(1.18%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(1.18%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(1.18%)
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.97%	3.43%
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.97%	3.43%
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.97%	3.43%